Property and Equipment - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
Operating Leases, 2017	$ 62.5
Operating Leases, 2018	56.9
Operating Leases, 2019	51.4
Operating Leases, 2020	42.6
Operating Leases, 2021	32.8
Operating Leases, 2022 and thereafter	173.8
Operating Leases, Total	420.0
Capital Lease Obligations, 2017	34.7
Capital Lease Obligations, 2018	34.9
Capital Lease Obligations, 2019	31.0
Capital Lease Obligations, 2020	27.8
Capital Lease Obligations, 2021	28.4
Capital Lease Obligations, 2022 and thereafter	356.5
Capital Lease Obligations, Total	513.3
Less: Interest portion	(234.0)
Obligations under capital leases	279.3
Operating & Capital Lease Obligations, 2017	97.2
Operating & Capital Lease Obligations, 2018	91.8
Operating & Capital Lease Obligations, 2019	82.4
Operating & Capital Lease Obligations, 2020	70.4
Operating & Capital Lease Obligations, 2021	61.2
Operating & Capital Lease Obligations, 2022 and thereafter	530.3
Operating & Capital Lease Obligations, Total	$ 933.3